Investment Objectives and Goals - NYLI Investment Grade CLO ETF	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Investment Grade CLO ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NYLI Investment Grade CLO ETF (the “Fund”) seeks capital preservation and current income.